Leases - Amounts recognized in the consolidated balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 26,987	$ 9,891
Lease liabilities
Current	4,024	2,113
Non-current	22,765	7,322
Total liabilities	26,789	9,435
Additions of right-of-use assets	$ 20,145	4,908
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of right of use assets (in years)	10 years
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 26,320	8,804
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 667	$ 1,087